Investment Securities, Held-to-maturity Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	$ 592	$ 283
More than 12 months - Fair value	2,047	2,703
Fair Value	2,639	2,986
Held-to-maturity, allowance for credit loss	0	0
Held to maturity securities on non-accrual status	0	0
Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 months - Gross Unrecognized Loss	7	3
More than 12 months - Gross Unrecognized Loss	97	133
Gross Unrecognized Losses	104	136
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	592	283
More than 12 months - Fair value	2,047	2,703
Fair Value	2,639	2,986
Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 months - Gross Unrecognized Loss	7	3
More than 12 months - Gross Unrecognized Loss	97	133
Gross Unrecognized Losses	$ 104	$ 136